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Prospectus Summary | MainStay Candriam Emerging Markets Equity Fund
MainStay Candriam Emerging Markets Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 70 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 142 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prospectus Summary - MainStay Candriam Emerging Markets Equity Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	none	[1]	1.00%	none	none
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus Summary - MainStay Candriam Emerging Markets Equity Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	none
Other Expenses		0.50%	0.56%	0.56%	0.52%	0.32%
Total Annual Fund Operating Expenses		1.75%	1.81%	2.56%	1.52%	1.32%
Waivers / Reimbursements	[2]	(0.25%)	(0.25%)	(0.25%)	(0.42%)	(0.22%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.50%	1.56%	2.31%	1.10%	1.10%
[1]	The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 1.50%; and Class I, 1.10%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares and Class C shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - Prospectus Summary - MainStay Candriam Emerging Markets Equity Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
1 Year	$ 694	$ 651	$ 334	$ 112	$ 112
3 Years	1,048	1,018	773	439	397
5 Years	1,425	1,409	1,338	789	702
10 Years	$ 2,479	$ 2,501	$ 2,693	$ 1,777	$ 1,571

Assuming no redemption
Expense Example, No Redemption	Prospectus Summary MainStay Candriam Emerging Markets Equity Fund Class C USD ($)
1 Year	$ 234
3 Years	773
5 Years	1,338
10 Years	$ 2,693

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. The Fund may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Fund may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Fund may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. Generally, an issuer is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg.

Candriam Belgium S.A., the Fund’s Subadvisor, has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets, such as MSCI Emerging Markets Index.

The Subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies either of the following conditions: (i) the issuer’s primary trading market is in an emerging market, or (ii) the investment is included in an index representative of emerging markets, such as MSCI Emerging Markets Index.

At times, the Fund might increase the relative exposure to investments in a particular region or country. The Fund may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments, such as cash and cash equivalents.

The Fund may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.

Investment Process: The Subadvisor seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the MSCI Emerging Markets Index.

Investment opportunities are identified via a thematic approach, which seeks to identify and analyze investable longer term structural trends as well as shorter term local and global trends, combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends relative to their country and/or sector. Additionally, this proprietary quantitative screening platform also seeks to limit exposure to industries which do not satisfy the Subadvisor’s environmental, social or governance (“ESG”) criteria such as certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons. By incorporating ESG criteria within the investment process, the Subadvisor identifies other factors liable to influence a company's value and competitiveness over the medium- and long-term, which are not always immediately obvious in traditional financial analyses. External factors such as CO2 costs or health and safety standards affect most companies, either positively or negatively, when integrated into their economic model. Some factors offer a new opportunity while others are considered a threat to the business model.

ESG factors are evaluated by the Subadvisor based on data provided by its dedicated and independent ESG research team. The ESG research team conducts an ESG assessment of companies by their potential ability to create value by integrating sustainability into their business activities and the interest of stakeholders within their operating and financial managerial processes. The business activities analysis assesses how companies are exposed to major long-term ESG trends that can strongly influence the environment in which they operate and that may shape their future market challenges and long-term growth. The relationships with stakeholders give rise to opportunities as well as risks, and are therefore determinants of long-term value. The Subadvisor evaluates the extent to which each company incorporates the interests of stakeholders in its long-term strategy.

The ESG assessment is a contributing factor to determine the final assessment of a company, which in turn will determine the weighting of this position in the portfolio.

Finally, the Subadvisor applies a norms-based and controversial activities filter to exclude companies which may represent high risk due to violation of UN Global Compact principles and exposed to highly controversial activities such as armament, tobacco and thermal coal.

The Subadvisor considers sector, currency, regional and country deviations relative to the MSCI Emerging Markets Index when making investment decisions for the Fund. The Subadvisor seeks to reduce risk by investing in securities of a large number of issuers across markets sectors and countries.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Fund's performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund's performance will reflect, in part, the Subadvisor's ability to make active qualitative decisions. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark. In addition, the Subadvisor's exclusionary ESG screen may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under current conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available to the Fund) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Exchange-Traded Fund ("ETF") Risk: The risks of the Fund owning an ETF generally reflect the risks of owning the securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF could result in it being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, such as mainland China or Hong Kong, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

The Subadvisor may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of the Fund’s assets by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. The Subadvisor may from time to time attempt to hedge all or a portion of the perceived currency risk by engaging in similar hedging transactions. However, these transactions and techniques may not always work as intended, and in certain cases the Fund may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI Emerging Markets Index (Net) as its primary benchmark. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares(by calendar year 2018-2021)

Best Quarter
2020, Q2	25.57%
Worst Quarter
2020, Q1	-20.78%

Average Annual Total Returns (for the periods ended December 31, 2021)
Average Annual Total Returns - Prospectus Summary - MainStay Candriam Emerging Markets Equity Fund	Label	1 Year	Since Inception	Inception Date
Class A		(9.27%)	4.25%	Nov. 15, 2017
Investor Class		(9.07%)	4.10%	Nov. 15, 2017
Class C		(5.95%)	4.76%	Nov. 15, 2017
Class I		(3.74%)	6.03%	Nov. 15, 2017
Class I | After Taxes on Distributions		(3.30%)	6.13%
Class I | After Taxes on Distributions and Sales		(1.45%)	4.99%
Class R6		(3.72%)	6.05%	Nov. 15, 2017
MSCI Emerging Markets Index	MSCI Emerging Markets Index (Net)	(2.54%)	4.92%